Events after the reporting period	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Events after the reporting period

19.	Events after the reporting period
On 17 October 2022, the Securities and Exchange Commission declared the registration statement for the proposed business combination and public listing with Cartesian announced on 20 September 2021 effective. The closing date of this business combination is expected to be 3 January 2023 subject to shareholder approval.

31.	Subsequent events
The company increased its stake in LXI REIT Advisors Limited by 27.5% in Jan 2021 acquiring 240 £0.01 ordinary shares for £9,786,067. An additional 2% was acquired in April 2021 for £648,800 (20 £0.01 ordinary shares), a further 3.5% was acquired in October 2021 for £1,135,400 (35 £0.01 ordinary shares) and a final 8% was acquired in December 2021 for £2,791,760 (80 £0.01 ordinary shares).
In addition, the company increased its stake in Alvarium Social Housing Limited by 17.9% in 2021, acquiring 50 £0.01 ordinary shares for £289,855 in March 2021, 50 £0.01 ordinary shares for £289,855 in June 2021, 50 £0.01 ordinary shares for £289,855 in September 2021, a further 29 £0.01 ordinary shares for £274,663 in April 2021 and a final 57 £0.01 ordinary shares for £330,435 in December 2021.
£8,650,667 of subordinated shareholder loans were arranged on 20 th
January 2021. These accrue interest at 12% per annum, and are due for repayment at the maturity date of 30 June 2023. There is an option to convert the shareholder loan to shares in the Group at an option price of £203.73 per share. The option to convert the shareholder loan to equity was exercised in October 2021 by the lenders. The resulting impact was a decrease of the shareholder loan balance and an increase to equity of £9.5m.

On 11 July 2022, a subsidiary of Alvarium, LXI REIT Advisors Limited, acquired the rights to manage Secure Income REIT plc, by purchasing the existing shares of Prestbury Investment Partners Limited, for £40 million. The acquisition was financed via a loan from Alvarium shareholders. This acquisition will be treated as an asset acquisition for accounting and reporting purposes.
Interest rate benchmarks such as the London Interbank Offered Rate (LIBOR) are being reformed, and it has been confirmed that LIBOR will cease after 31 December 2021. As a consequence, entities have to amend contractual terms referenced to LIBOR and other interest rate benchmarks and switch to new alternative benchmarks rates. The interest rate switched to a risk free benchmark (SONIA) on the cessation date for LIBOR which occurred on 31 December 2021. Management have carried out an assessment of the impact of this change in interest rate and have concluded that the impact is immaterial.
As at the date of approval of these Consolidated financial statements (13 May 2022) there have been no other subsequent events to disclose.

Cartesian Growth Corp [Member]
Subsequent Event [Line Items]
Events after the reporting period
Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.
On October 25, 2022, CGC, TWMH, the TIG Entities, Alvarium, Umbrella Merger Sub and Umbrella entered into an Amended & Restated Business Combination Agreement (the “A&R Business Combination Agreement”), pursuant to which, among other things, the Business Combination Agreement was amended and restated to provide that (i) at Closing, CGC shall, or shall cause Continental Stock Transfer & Trust Company to, simultaneously (a) cancel a number of Class A ordinary shares held by the Sponsor equal to the number of the Sponsor Redemption Shares (as defined in the A&R Business Combination Agreement) and (b) issue the Non-Redeeming Bonus Shares (as defined in the A&R Business Combination Agreement) on a pro rata basis by number of Non-Redeemed SPAC Class A Common Shares (as defined in the A&R Business Combination

Agreement) to the holders of such Non-Redeemed SPAC Class A Common Shares (as defined in the A&R Business Combination Agreement); (ii) the term “Outside Date” shall mean January 4, 2023; (iii) 1,050,000 shares of the TWMH Members Earn-Out Consideration (as defined in the A&R Business Combination Agreement) and 1,050,000 shares of the TIG Entities Members Earn-Out Consideration (as defined in the A&R Business Combination Agreement) shall be issued at Closing (as defined in the (as defined in the A&R Business Combination Agreement); (iv) a termination fee in an amount of $5,500,000 shall be payable by Alvarium (severally and not jointly) to CGC, and a termination fee in an aggregate amount of $11,000,000 shall be payable by the TIG Entities and TWMH (jointly and severally) to CGC, if CGC shall have terminated the A&R Business Combination Agreement pursuant to Section 12.01(b) thereof, as described more fully below under “Termination Fee”; (v) on the Closing Date (as defined in the A&R Business Combination Agreement), immediately following the Alvarium Exchange Effective Time (as defined in the A&R Business Combination Agreement) but prior to the Umbrella Merger, CGC shall contribute SPAC Class B Common Stock (as defined in the A&R Business Combination Agreement) and cash to a newly formed wholly owned Delaware corporation (“SPAC Holdings”), which SPAC Holdings shall then contribute to Umbrella Merger Sub; (vi) 11,788,132 shares of SPAC Class A Common Stock (as defined in the A&R Business Combination Agreement) shall be initially reserved for the post-combination company’s equity incentive plan and 1,813,559 shares of SPAC Class A Common Stock shall be initially reserved for the post-combination company’s employee stock purchase plan; and (vii) in addition, the form of Registration Rights and Lock-Up Agreement attached as Exhibit F to the A&R Business Combination Agreement was amended to reduce from 100% to 50% the percentage of Lock-Up Shares held by the Inactive Target Holders (as defined therein) that are restricted from transfer thereunder.

Note 9 — Subsequent Events
Proposed Business Combination
The Company filed a registration statement on Form
S-4
(File
No. 333-262644)
(the “Form
S-4”)
with the SEC on February 11, 2022, in connection with the Business Combination Agreement. The consummation of the transactions contemplated by the Business Combination Agreement is subject to customary conditions, representations and warranties, covenants and closing conditions in the Business Combination Agreement, including, but not limited to, approval by the Company’s shareholders of the Business Combination Agreement, the effectiveness of the Form
S-4,
and other customary closing conditions, including the receipt of certain regulatory approvals. The transaction is expected to close in the second or third quarter of 2022.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review and other than with respect to the filing of the Form
S-4
described above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.